Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 21. Related Party Transactions

Related party transactions include payments to the American Institute of Research, Havencrest Capital Management, L.L.C., M33 Growth L.L.C., Mark L. Pacala, Richy Agajanian M.D., Roca Partners L.L.C. and Veeral Desai. The American Institute of Research provides consulting services to the Company. Havencrest Capital Management L.L.C. and M33 Growth L.L.C. provide management services to the Company. These entities have an equity stake in the Company and payments constitute consideration in exchange for the services provided. Mark L. Pacala and Roca Partners L.L.C. also have an equity stake in the Company and payments to these owners constitute expense reimbursement for traveling to Board meetings. Richy Agajanian M.D. was the representative shareholder of the Practice through December 31, 2020 and payments to him are compensation for his services related to clinical research trials.

Related Party payments for the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
(in thousands)	2021	2020
American Institute of Research	$152	$159
Havencrest Capital Management, LLC	166	233
M33 Growth LLC	353	183
Mark L. Pacala	—	3
Richy Agajanian MD	21	24
Veeral Desai	52	38
Roca Partners LLC	—	1
Total	$744	$641